Van Eck VIP Trust

SUPPLEMENT DATED FEBRUARY 22, 2013 TO THE

PROSPECTUS OF VAN ECK VIP GLOBAL BOND FUND

Dated May 1, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Prospectus for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Global Bond Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The Board of Trustees of the Trust has approved a change to the Fund’s principal investment policy of investing, under normal market conditions, at least 80% of its net assets in investment grade debt securities. Effective on or about May 1, 2013, the Fund, under normal market conditions, will invest at least 80% of its net assets in emerging market debt securities, which will include investments in both below investment grade and investment grade debt securities. The Fund’s policy of investing “at least 80% of its net assets” may be changed by the Board of Trustees without a shareholder vote. The Fund’s investment objective of seeking high total return-income plus capital appreciation-by investing globally, primarily in a variety of debt securities will remain unchanged.

In addition, effective on or about May 1, 2013, Eric Fine will replace Charles Cameron and Gregory Krenzer, CFA as the individual responsible for the day-to-day portfolio management of the Fund. Mr. Fine has more than 17 years of experience working with emerging market securities. The Fund also will change its name to the Van Eck VIP Unconstrained Emerging Markets Bond Fund.

In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs.

Please retain this supplement for future reference.

Van Eck VIP Trust

SUPPLEMENT DATED FEBRUARY 22, 2013 TO

THE STATEMENT OF ADDITIONAL INFORMATION

OF

VAN ECK VIP GLOBAL BOND FUND

Dated May 1, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Global Bond Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The Board of Trustees of the Trust has approved a change to the Fund’s principal investment policy of investing, under normal market conditions, at least 80% of its net assets in investment grade debt securities. Effective on or about May 1, 2013, the Fund, under normal market conditions, will invest at least 80% of its net assets in emerging market debt securities, which will include investments in both below investment grade and investment grade debt securities. The Fund’s policy of investing “at least 80% of its net assets” may be changed by the Board of Trustees without a shareholder vote. The Fund’s investment objective of seeking high total return-income plus capital appreciation-by investing globally, primarily in a variety of debt securities will remain unchanged.

In addition, effective on or about May 1, 2013, Eric Fine will replace Charles Cameron and Gregory Krenzer, CFA as the individual responsible for the day-to-day portfolio management of the Fund. Mr. Fine has more than 17 years of experience working with emerging market securities. The Fund also will change its name to the Van Eck VIP Unconstrained Emerging Markets Bond Fund.

In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs.

Please retain this supplement for future reference.